Shareholder Report, Line Graph (Details) - USD ($)																1 Months Ended			2 Months Ended			3 Months Ended		4 Months Ended			5 Months Ended			6 Months Ended	7 Months Ended			8 Months Ended			9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended	14 Months Ended	16 Months Ended
	May 31, 2025	May 16, 2025	Apr. 17, 2025	Mar. 21, 2025	Feb. 21, 2025	Jan. 17, 2025	Dec. 20, 2024	Nov. 15, 2024	Oct. 18, 2024	Sep. 20, 2024	Aug. 16, 2024	Jul. 24, 2024	Jun. 21, 2024	Mar. 26, 2024	Jan. 17, 2024	May 30, 2025	Nov. 30, 2024	Nov. 30, 2024	May 30, 2025	Nov. 30, 2024	May 31, 2024	May 31, 2025	Nov. 30, 2024	May 31, 2025	Nov. 30, 2024	May 31, 2024	May 31, 2025	May 30, 2025	Nov. 30, 2024	May 30, 2025	May 31, 2025	May 31, 2025	May 30, 2025	May 31, 2025	May 30, 2025	Nov. 30, 2024	May 30, 2025	May 30, 2025	Nov. 30, 2024	May 30, 2025	May 31, 2025	May 30, 2025	May 31, 2025
C000246552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Raymond James Multicap Growth Equity ETF
Accumulated Value															$ 10,000											$ 10,676													$ 12,425				$ 11,498
C000248655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - March
Accumulated Value														$ 10,000							$ 10,100															$ 10,647						$ 10,933
C000250280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Equal Weight Buffer ETF - June
Accumulated Value													$ 10,000																$ 11,022											$ 10,614
C000250354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - June
Accumulated Value													10,000																10,443											$ 10,626
C000251231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - July
Accumulated Value												$ 10,000													$ 10,373													$ 10,558
C000252052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - August
Accumulated Value											$ 10,000												$ 10,280														$ 10,425
C000252053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - September
Accumulated Value										$ 10,000										$ 10,125														$ 10,261
C000252245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest Emerging Markets Buffer ETF - December
Accumulated Value							$ 10,000																				$ 10,546
C000252246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest Emerging Markets Buffer ETF - March
Accumulated Value				$ 10,000															$ 10,035
C000252247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest Emerging Markets Buffer ETF - September
Accumulated Value										10,000										9,765															$ 10,370
C000252364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Uncapped Accelerator ETF - January
Accumulated Value						$ 10,000																		$ 9,796
C000252365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Uncapped Accelerator ETF - April
Accumulated Value			$ 10,000													$ 11,248
C000252366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Uncapped Accelerator ETF - October
Accumulated Value									$ 10,000								$ 10,339															$ 9,977
C000252370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Equal Weight Buffer ETF - December
Accumulated Value							10,000																				10,074
C000252371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Equal Weight Buffer ETF - March
Accumulated Value				10,000															10,094
C000252372 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Equal Weight Buffer ETF - September
Accumulated Value										10,000										10,357															$ 10,065
C000254273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - April
Accumulated Value			10,000													$ 10,176
C000254274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - December
Accumulated Value							10,000																				10,117
C000254275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - February
Accumulated Value					$ 10,000																	$ 10,045
C000254276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - January
Accumulated Value						10,000																		10,074
C000254277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - May
Accumulated Value	$ 10,003	$ 10,000
C000254278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - November
Accumulated Value								$ 10,000										$ 10,049													$ 10,167
C000254279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Max Buffer ETF - October
Accumulated Value									10,000								10,076															$ 10,171
C000254587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
Accumulated Value								10,000										$ 10,135												$ 10,190
C000254589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Accumulated Value									10,000								$ 10,207																$ 10,372
C000255841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									FT Vest U.S. Equity Quarterly Max Buffer ETF
Accumulated Value							10,000																					$ 10,189
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500® Index
Accumulated Value		$ 10,000	$ 10,000	10,000	$ 10,000	$ 10,000	10,000	$ 10,000	$ 10,000	10,000	$ 10,000	$ 10,000	10,000	$ 10,000					10,456		$ 10,167			$ 9,907												$ 11,699
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000® Index
Accumulated Value															10,000											11,134													12,910				12,594
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									MSCI Emerging Markets Index
Accumulated Value				10,000			10,000			10,000									10,291	$ 9,754							10,912
S And P 500 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500® Equal Weight Index
Accumulated Value				$ 10,000			$ 10,000			$ 10,000			$ 10,000						$ 10,206								$ 10,087		$ 11,430
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000® Growth Index
Accumulated Value															$ 10,000											$ 11,269													$ 13,190				$ 13,189